February 2, 2007

VIA EDGAR TRANSMISSION

John Reynolds, Assistant Director
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549
ATTENTION: Jay Williamson, Esq.
Mail Stop: 35-61

               Re:    Media & Entertainment Holdings, Inc.
                      Amendment No. 7 to
                      Form S-1 Registration Statement
                      FILE NO. 333-128218

Dear Mr. Reynolds:

     On behalf of Media & Entertainment Holdings, Inc., a Delaware corporation (the "Registrant"), we transmit herewith for filing with the Securities and Exchange Commission (the "Commission"), pursuant to Section 6 of and Regulation C under the Securities Act of 1933, as amended (the "Securities Act"), and Rule 101(a)(1)(i) of Regulation S-T under the Commission's Electronic Data Gathering and Retrieval System (EDGAR), one complete electronic version of Amendment No. 7 ("Amendment No. 7") to the Registrant's Registration Statement on Form S-1 (File No. 333-128218), originally filed with the Commission on September 9, 2005 and amended by Amendment No. 1 thereto ("Amendment No. 1") filed with the Commission on October 17, 2005, Amendment No. 2 thereto ("Amendment No. 2") filed with the Commission on May 11, 2006, Amendment No. 3 thereto ("Amendment No. 3") filed with the Commission on August 25, 2006, Amendment No. 4 thereto ("Amendment No. 4") filed with the Commission on October 23, 2006, Amendment No. 5 thereto ("Amendment No. 5") filed with the Commission on November 9, 2006 and Amendment No. 6 thereto ("Amendment No. 6") filed with the Commission on December 22, 2006 (as amended by Amendment No. 1, Amendment No. 2, Amendment No. 3, Amendment No. 4, Amendment No. 5 and Amendment No. 6, the "Registration Statement"), including one complete electronic version of the exhibits listed as filed therewith.

     Amendment No. 7 responds to the comments received from the Commission's staff (the "Staff") by letter dated January 26, 2007 (the "Comment Letter") with respect to Amendment No. 6.


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Securities and Exchange Commission
February 2, 2007
Page 2

     We also supplementally advise the Staff that the amount of compensation to be allowed or paid to the underwriters in this offering is currently being reviewed by the NASD and has not yet been cleared by the NASD at this time. Prior to the effectiveness of the Registration Statement, we will provide the Staff with a copy of the NASD letter or arrange for a call to you from the NASD once the NASD has stated that it has no objections regarding the underwriting arrangements in this offering.

     For the Staff's convenience, the Staff's comments contained in the Comment Letter have been restated below in bold type (the numbers thereof corresponding to the numbers of the Staff's comments contained in the Comment Letter), and the responses to each comment appear immediately below such comment. For the further convenience of the Staff, to the extent there have occurred pagination changes with respect to certain text contained in the Registration Statement, the Registrant has indicated the new page numbers on which the beginning of such revised text now appears in Amendment No. 7. All capitalized terms used and not defined herein have the respective meanings assigned to them in the Comment Letter.

                                     *******
GENERAL COMMENTS

1. WE NOTE YOUR RESPONSE TO OUR PRIOR COMMENT ONE FROM OUR LETTER DATED DECEMBER 13, 2006; WE UNDERSTAND YOUR CONCERN REGARDING THE DISCLOSURE OF MANAGEMENT'S REASONS FOR NOT PURCHASING ADDITIONAL WARRANTS. NEVERTHELESS, WE CONTINUE TO BELIEVE THAT OUR UNDERLYING POINT IS VALID, AND ASK FOR ADDITIONAL DISCLOSURE IN YOUR FORM S-1 ADDRESSING WHETHER MANAGEMENT HAS THE WHEREWITHAL TO INDEMNIFY THE TRUST. PLEASE DISCLOSE YOUR SUPPLEMENTAL RESPONSE TO THE PRIOR COMMENT.

     In response to the Staff's comment, the Registrant has revised the disclosure in Amendment No. 7 to clarify that the independent directors reviewed the net worth of each member of management and has determined that management has the financial wherewithal to indemnify the trust against claims, if it should be needed. Please see the revised disclosure in risk factor five on page 15 and on pages 45 and 46, reflecting this clarification.

PROSPECTUS COVER PAGE

2. WE REISSUE PRIOR COMMENT 6 FROM OUR LETTER DATED DECEMBER 13, 2006. CLARIFY THE STATEMENT THAT YOU WILL REVIEW A BUSINESS OPPORTUNITY PRESENTED "IN ANY INDUSTRY SECTOR." CLARIFY, IF TRUE, THAT THIS MEANS THAT YOU ARE NOT LIMITED TO ANY INDUSTRY. IN ADDITION, SINCE YOU ARE NOT LIMITED TO ANY SPECIFIC INDUSTRY, PLEASE REVISE THE PROSPECTUS TO LIMIT SPECIFIC DISCUSSIONS OF PARTICULAR INDUSTRIES. THIS WOULD INCLUDE REMOVAL OF SPECIFIC RISKS ASSOCIATED WITH THE ENTERTAINMENT, MEDIA AND COMMUNICATIONS INDUSTRIES AND SPECIFIC DISCLOSURE ABOUT THESE INDUSTRIES IN THE SUMMARY AND BUSINESS SECTIONS.


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Securities and Exchange Commission
February 2, 2007
Page 3

     In response to the Staff's comment, the Registrant has advised us that, given the industry background of each of the Registrant's officers, they will seek to effect a business combination solely in the entertainment, media and communications industries. The Registrant has, therefore, removed all references to reviewing a business opportunity "in any industry sector" in Amendment No. 7.

RISK FACTORS, PAGE 13

3. WE NOTE THE STATEMENT IN RISK FACTOR FIVE THAT THE NAMED INDIVIDUALS HAVE "SEVERALLY AGREED" TO BE LIABLE. CLARIFY WHETHER THIS MEANS THAT THEY ARE SEVERALLY LIABLE. IF SO, THIS DOES NOT APPEAR TO RECONCILE WITH THE TERMS SET FORTH IN THE AGREEMENT. IN ADDITION, WE NOTE THAT THE INDEMNIFICATION WOULD NOT COVER TORT CLAIMS. PLEASE EXPLAIN WHERE THIS EXCEPTION IS PROVIDED IN THE AGREEMENTS FILED AS EXHIBITS. THE AGREEMENT CURRENTLY STATES THAT THE INDEMNIFICATION WOULD INCLUDE, BUT NOT BE LIMITED TO "ANY AND ALL LEGAL OR OTHER EXPENSES REASONABLY INCURRED IN INVESTIGATING, PREPARING OR DEFENDING AGAINST ANY LITIGATION, WHETHER PENDING OR THREATENED, OR ANY CLAIM WHATSOEVER."

     In response to the Staff's comment, the Registrant has revised the disclosure in risk factor five on page 15 to remove the phrase "severally agreed" to clarify that each of the officers has independently agreed to be liable according to the terms of the letter agreements previously filed as exhibits. The registrant has also removed the exception for tort claims.

4. WE REISSUE PRIOR COMMENT 12 FROM OUR LETTER DATED DECEMBER 13, 2006. CLEARLY DISCLOSE IN RISK FACTOR 15 ALL CURRENT AFFILIATIONS OF OFFICERS, DIRECTORS OR EXISTING STOCKHOLDERS. WE NOTE THAT YOU REFER TO PRESENT OR FUTURE AFFILIATIONS IN THE ENTERTAINMENT, MEDIA AND COMMUNICATIONS INDUSTRIES. CLARIFY WHETHER YOU ARE LIMITED TO AFFILIATIONS IN THESE
     INDUSTRIES. IF NOT, REVISE THE DISCLOSURE ACCORDINGLY. ALSO, CLARIFY WHETHER THE OFFICERS, DIRECTORS OR EXISTING STOCKHOLDERS ARE AWARE OF ANY POTENTIAL BUSINESS OPPORTUNITIES RELATING TO ANY OF THESE AFFILIATIONS.

     In response to the Staff's comment, the Registrant has revised the disclosure in risk factor 15 on page 19 and on page 61 to clarify that the Registrant has listed all of the affiliations of our management as well as to add the affiliations of our non-management directors. In addition, the Registrant has clarified that the officers, directors and existing stockholders are not currently aware of any potential business opportunities relating to any of their affiliations.

5. REVISE THE RISK FACTOR DISCUSSING THE SUPERIOR EXERCISE RIGHTS OF EXISTING STOCKHOLDERS' WARRANTS TO CLARIFY THAT EXISTING STOCKHOLDERS MAY BE ABLE TO EXERCISE THEIR WARRANTS AT A TIME WHEN WARRANT PURCHASERS IN THE PUBLIC OFFERING WOULD NOT BE ABLE TO EXERCISE THE WARRANTS.


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Securities and Exchange Commission
February 2, 2007
Page 4

     In response to the Staff's comment, the Registrant has revised the risk factor to clarify that existing stockholders may be able to exercise their warrants at a time when warrant purchasers in the public offering may not be able to exercise their warrants. Please see the revised risk factor on page 27.

PRINCIPAL STOCKHOLDERS, PAGE 62

6. PLEASE DISCLOSE THE ULTIMATE CONTROL PERSON(S) FOR HEARST CORPORATION, AS REQUESTED IN PRIOR COMMENT 16 FROM OUR LETTER DATED DECEMBER 13, 2006. THEREFORE, DISCLOSE THE CONTROL PERSON(S) FOR THE HEARST FAMILY TRUST.

     The Hearst Family Trust, a trust established under the will of William Randolph Hearst, is governed by a 13-member board of testamentary trustees, of whom five are Hearst family members and eight are Hearst Corporation executives. Please see page 63 for the updated disclosure.

UNDERWRITING, PAGE 74

7. WE NOTE YOUR RESPONSE TO OUR PRIOR COMMENT 20 FROM OUR LETTER DATED DECEMBER 13, 2006 AND REISSUE THE PRIOR COMMENT AS WE BELIEVE THAT FURTHER DISCUSSION, AND DISCLOSURE, IS NECESSARY. AS AN INITIAL MATTER, PLEASE EXPAND ON YOUR STATEMENT THAT "CAPITALINK INITIALLY DISCUSSED THE POSSIBILITY OF AN OFFERING IN EARLY 2005 WITH HARVEY M. SESLOWSKY, [YOUR] PRESIDENT AND CHIEF OPERATING OFFICER" TO CLARIFY WHO INITIATED THESE CONVERSATIONS, AND HOW THE PARTIES ARE ACQUAINTED WITH ONE ANOTHER. DISCUSS IN GREATER DETAIL THE DEVELOPMENT OF THE PLAN TO ESTABLISH THE COMPANY AND TO CONDUCT A PUBLIC OFFERING. CLARIFY THE ACTIVITIES OF CAPITALINK AND THE TIMING OF ACTIVITIES PERFORMED - BOTH PRE-FORMATION AND POST-FORMATION. CLARIFY ON WHOSE BEHALF THESE ACTIVITIES WERE BEING PERFORMED. ALSO, REVISE YOUR FORM S-1 TO INCORPORATE THE TEXT OF YOUR RESPONSE TO OUR PRIOR COMMENT. IN ADDITION, GIVEN CAPITALINK'S CONNECTION WITH THE UNDERWRITER, PLEASE DISCLOSE PLANS OR POTENTIAL PLANS OF USING CAPITALINK'S SERVICES IN CONNECTION WITH THE SEARCH FOR OR IMPLEMENTATION OF A BUSINESS COMBINATION. WE MAY HAVE FURTHER COMMENT.

     In response to the Staff's comment, the Registrant has revised the disclosure to expand on the relationship and activities between Capitalink and Mr. Seslowsky. Please see page 76 for the updated disclosure.

FINANCIAL STATEMENTS

NOTE 2 - PROPOSED PUBLIC OFFERING, PAGE F-9

8. WE NOTE YOUR RESPONSE TO PRIOR COMMENT 25 THAT SECTION 5.1.1 OF EXHIBIT 4.4 FILED WITH AMENDMENT 6 WAS CLARIFIED TO INDICATE THAT IN NO EVENT WILL THERE BE A NET CASH SETTLEMENT OF THE UNIT PURCHASE OPTION. HOWEVER, IT APPEARS


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Securities and Exchange Commission
February 2, 2007
Page 5

     THAT SECTION 5.1.1 OF THE REVISED UNIT PURCHASE OPTION AGREEMENT STATES THAT IN NO EVENT WILL HAVE COMPANY BE REQUIRED TO NET CASH SETTLE THE WARRANTS. PLEASE DISCLOSE IN NOTE 2 HOW YOU HAVE CONSIDERED THE GUIDANCE IN EITF 00-19, IN YOUR ACCOUNTING FOR THE UNIT PURCHASE OPTION AND YOUR DETERMINATION OF WHETHER THE INSTRUMENT MEETS THE SCOPE EXCEPTION IN PARAGRAPH 11 (A) OF SFAS 133, OR REVISE AS APPROPRIATE.

     In response to the Staff's comments, the Registrant has revised Note 2 on pages F-9 and F-10 to reflect how the Registrant has considered the guidance in EITF 00-19 and to clarify that the Registrant will in no event net cash settle the unit purchase option or the underlying warrants. Similarly, the Registrant has revised Exhibit 4.4 to reflect this change as well.

                                     *******

     The Registrant hereby acknowledges and undertakes to comply with the requirements of Rules 460 and 461 under the Securities Act with respect to requests for acceleration of effectiveness of the Registration Statement.

     The Registrant is currently planning to conduct a road show in mid-February, 2007 and, accordingly, would greatly appreciate any effort on the part of the Staff to expedite the review of this letter and Amendment No. 7. In that regard, should any member of the Staff have any questions or comments concerning this filing or the materials transmitted herewith, or desire any further information or clarification in respect of Amendment No. 7, please do not hesitate to contact the undersigned by telephone at (212) 801-6752.

     Thank you, in advance, for the Staff's prompt attention to this filing.

                                                   Very truly yours,



                                                   Andrew H. Abramowitz

cc:  Herbert A. Granath
     Harvey M. Seslowsky
     Louis Zachary
     Peter H. Blum
     Stephen J. DeGroat
     James S. Cassel
     Alan I. Annex, Esq.
     Robert S. Matlin, Esq.
     Joseph G. Krassy, Esq.
     Bart H. Friedman